Income Taxes - Additional Information (Detail) (USD $)	Jun. 30, 2013
Federal
Income Tax [Line Items]
Net operating loss carryforwards	$ 49,277,000
State
Income Tax [Line Items]
Net operating loss carryforwards	$ 41,910,000